Leases (Tables)	9 Months Ended
Oct. 31, 2019
Leases [Abstract]
Schedule of future minimum lease payments under lease liabilities
The following table summarizes the future minimum lease payments under the Group's lease liabilities:

	October 31, 2019	January 31, 2019	January 31, 2018
Maturity of lease liabilities	£000s	£000s	£000s
Fiscal year ended January 31,
2019	N/A	N/A	323
2020 (remaining 3 months as at October 31, 2019)	89	358	358
2021	358	358	358
2022	294	294	294
2023	55	55	55
Total minimum lease payments	796	1,065	1,388
Less: imputed interest	(34)	(60)	(102)
Total lease liabilities	762	1,005	1,286

Liabilities
Current lease liabilities	358	358	324
Non-current lease liabilities	404	647	962
	762	1,005	1,286

Schedule of lease costs and other information
The following table contains a summary of the lease costs recognized under IFRS 16 and other information pertaining to the Group’s leases for the three and nine months ended October 31, 2019:

	Three months ended October 31, 2019	Three months ended October 31, 2018	Nine months ended October 31, 2019	Nine months ended October 31, 2018
	£000s	£000s	£000s	£000s
Lease cost
Depreciation	87	88	262	262
Interest expense	8	10	25	33
Total lease cost	95	98	287	295

Other information
Lease payments	89	81	268	240